Software Development Costs, net (Details) - Schedule of Capitalized Software Development Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Capitalized Software Development Costs Abstract
Capitalized software development costs	$ 5,324	$ 4,463
Accumulated amortization	(3,572)	(2,671)
Software development costs, net	1,752	1,792
Less discontinued operations	(487)	(648)
Software development costs, continuing operations	$ 1,265	$ 1,144